SEWARD & KISSEL LLP
                              901 K. Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                   December 29, 2016


VIA EDGAR
---------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

         Re:     The AB Portfolios:
                 - AB Balanced Wealth Strategy
                 - AB Conservative Wealth Strategy
                 - AB Wealth Appreciation Strategy
                 - AB Tax-Managed Balanced Wealth Strategy
                 - AB Tax-Managed Conservative Wealth Strategy
                 - AB Tax-Managed Wealth Appreciation Strategy
                 File Nos. 33-12988 and 811-05088
                 --------------------------------

Dear Sir or Madam:

             Attached herewith please find Post-Effective Amendment No. 104 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 106 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AB Portfolios - AB Balanced Wealth Strategy, AB Conservative Wealth Strategy, AB Wealth Appreciation Strategy, AB Tax-Managed Balanced Wealth Strategy, AB Tax-Managed Conservative Wealth Strategy and AB Tax-Managed Wealth Appreciation Strategy (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                  Sincerely,


                                                  /s/  Joseph J. Nardello
                                                  -----------------------
                                                       Joseph J. Nardello


Attachment
cc:  Paul M. Miller